                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08229
                  ---------------------------------------------

                                 UBS Index Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS S&P 500 INDEX FUND

SEMIANNUAL REPORT

NOVEMBER 30, 2003

UBS S&P 500 INDEX FUND

January 15, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS S&P 500 Index Fund for the six months ended November 30, 2003.

PERFORMANCE

UBS S&P 500 Index Fund's investment goal is to replicate the total return of the S&P 500 Index (the "Index"), before fees and expenses. It seeks to accomplish this goal by buying and holding substantially all of the common stocks making up the Index. Over the six months ended November 30, 2003, the Fund's Class A shares performed in line with its benchmark, generating a 10.46% return versus the 10.80% return for the S&P 500 Index. During the same period, the Lipper S&P 500 Index Objective Funds median returned 10.47%. (Returns for all share classes over various time periods are shown in "Performance At A Glance" on page 5; please note the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

AN INTERVIEW WITH PORTFOLIO MANAGER FRANK A. VALLARIO

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in June 2003, there continued to be uncertainty surrounding the economy. The newly released first quarter 2003 gross domestic product (GDP) growth figure, at 1.4%, was unchanged from the prior quarter's figure. Although the end of major conflict in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

   The following quarter produced more positive results. The combined effects of significantly higher military spending, an increase in exports due to a weaker US dollar, and a stronger manufacturing sector fueled an uptick in economic growth that

[SIDENOTE]

UBS S&P 500 INDEX FUND

INVESTMENT GOAL:

Replicate the total return of the S&P 500 Index, before fees and expenses.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Frank A. Vallario

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class A--October 2, 1998
Class B--November 7, 2003
Class C--October 7, 1998
Class C-2--November 7, 2003
Class Y--December 31, 1997

DIVIDEND PAYMENTS:

Annually, if any.

   resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a final third quarter 2003 GDP figure of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984. Consumer and business spending provided significant impetus behind this figure; consumer spending rose 6.4%, its highest rate since 1988, while business spending surged to 14.0%.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As the reporting period began, the federal funds rate was 1.25%--unchanged since November 2002. The Fed's position at that time was that it would not be implementing any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed indicated that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut eventually occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

   To date, the Fed has remained on hold. At its October 28, 2003 meeting, the Fed rationalized its position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q. STOCK PRICES ROSE FOR MOST OF THE REPORTING PERIOD. WHAT WERE SOME OF THE TRENDS DRIVING THE EQUITY MARKETS?

A. Leading up to the conflict in Iraq, the equity markets were weak, as the uncertainties regarding the conflict and its aftermath, coupled with the anemic economy, caused investors to shun stocks in favor of bonds. As the war progressed and the major fighting ended, however, investors grew increasingly optimistic as the uncertainties regarding the conflict were behind them and the probability of a sustained economic recovery and improving corporate profits increased. This, in turn, triggered a strong stock market rally that continued through much of the reporting period. Despite some moments of extreme volatility, stocks generated positive results in five of the six months covered by this report.

Q. CAN YOU DESCRIBE SOME OF THE SECTORS AND STOCKS THAT PERFORMED WELL, AND THOSE THAT DIDN'T, DURING THE PERIOD?

A. The market's rally was extremely broad-based, with only the pharmaceutical and biotechnology sector producing a negative return. Leading sectors were semiconductor and semiconductor equipment, technology hardware and equipment, retail, and automobile components--all of which rose more than 25% over the six-month period.

   On an individual stock level, some of the strongest performers were in the technology-oriented industries as, among other things, demand for consumer-related electronics strengthened. For example, semiconductor stocks Advanced Micro Devices (0.1%),* National Semiconductor (0.1%)* and PMC-Sierra** all appreciated over 90% during the reporting period. Other individual stocks that posted outstanding results included software and services firm Novell,** technology hardware and equipment companies Avaya (0.1%)* and Sanmina-SCI (0.1%).*

   Conversely, pharmaceutical and biotechnology companies declined as political and fundamental problems continued to plague these industries. The worst-performing stocks over the period included Medimmune (0.1%), Merck & Co. (0.9%) and Schering-Plough (0.2%).* Utility firms Dynegy, Calpine, and El Paso also posted poor results.**

Q. FROM A STYLE STANDPOINT, WHICH PERFORMED BETTER: GROWTH OR VALUE?

A. While both styles generated positive results during the period, the strong performance of growth stocks during June, July and August--primarily due to investor perception that growth was "cheap"--helped them to outperform their value counterparts over the period. During the six months ended November 30, 2003, the Russell 1000 Growth Index gained 12.43%, while the Russell 1000 Value Index rose 11.15%.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE FUND?

A. We believe the economy seems to have turned the corner, as evidenced by the fact that the growth rate in the third quarter of 2003 was the strongest posted in nearly twenty years. While we feel the economy's current rate of growth is unsustainable, we believe that the stimulants are in place to, at a minimum, maintain growth at a steady pace. Having said that, we are closely monitoring the employment picture. Following a prolonged period of weakness, the job market is finally showing some signs of life. Should the economy continue to expand and job growth continue to accelerate, it's likely that the Fed will eventually need to raise short-term interest rates to ward off an increase in inflation.

   The US stock market has clearly recovered from the low it posted in October 2002. In hindsight, the domination of fear over investor psychology in 2002 and early 2003 produced a plunge that created opportunities for long-term equity investors. We believe that if investor psychology continues to improve, and we continue to see sustainable economic growth, equities will continue to reward long-term investors.

* Weightings represent percentages of net assets as of 11/30/03. The Fund's composition will differ over time.

** Holdings whose net assets each represent a percentage of the portfolio that is less than 0.05%.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas

JOSEPH A. VARNAS
PRESIDENT
UBS S&P 500 Index Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Frank A. Vallario

FRANK A. VALLARIO
PORTFOLIO MANAGEMENT TEAM MEMBER
UBS S&P 500 Index Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended November 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

UBS S&P 500 INDEX FUND

PERFORMANCE AT A GLANCE (UNAUDITED)
AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 11/30/03

                                                                                                                  SINCE
                                                                  6 MONTHS        1 YEAR        5 YEARS         INCEPTION#
---------------------------------------------------------------------------------------------------------------------------
Before Deducting                            Class A*               10.46%          14.34%        -1.14%             2.09%
Maximum Sales Charge                        Class B**                N/A             N/A            N/A             0.49
                                            Class C***             10.13           13.56          -1.88             1.37
                                            Class C-2****            N/A             N/A            N/A             0.49
                                            Class Y*****           10.59           14.57          -0.90             2.48
---------------------------------------------------------------------------------------------------------------------------
After Deducting                             Class A*                7.67           11.48          -1.64             1.59
Maximum Sales Charge                        Class B**                N/A             N/A            N/A            -2.51
                                            Class C***              9.13           12.56          -1.88             1.37
                                            Class C-2****            N/A             N/A            N/A            -0.16
---------------------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Index
  Objective Funds Median                                           10.47           14.44          -0.94             2.57
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                      10.80           15.09          -0.47             2.94
---------------------------------------------------------------------------------------------------------------------------

For most recent quarter-end performance information, please refer to the "Average Annual Return" table on page 8.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less are not annualized.

# Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds Median are calculated as of the inception date of the oldest share class (Class Y): December 31, 1997.

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3.0% imposed on redemptions and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after 1 year. Class C-2 shares bear ongoing 12b-1 distribution and service fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

***** The Fund offers Class Y shares to a limited group of eligible investors.
      Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

UBS S&P 500 INDEX FUND

PORTFOLIO STATISTICS

CHARACTERISTICS*        11/30/03                           05/31/03                           11/30/02
------------------------------------------------------------------------------------------------------
Net Assets (mm)        $  188.4                           $  123.2                           $  100.0
Number of Securities        466                                466                                466
Stocks                     99.7%                              99.6%                             100.2%
Cash Equivalents and
Other Assets Less
Liabilities                 0.3%                               0.4%                              (0.2)%
------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*       11/30/03                           05/31/03                           11/30/02
------------------------------------------------------------------------------------------------------
Financials                 20.7%   Financials                 20.6%   Financials                 20.4%
Information                        Information                        Information
Technology                 17.2    Technology                 15.3    Technology                 15.8
Consumer
Discretionary              14.0    Health Care                14.3    Health Care                14.5
                                   Consumer                           Consumer
Health Care                13.2    Discretionary              13.7    Discretionary              13.9
Industrials                11.6    Industrials                11.3    Industrials                11.4
TOTAL                      76.7%                              75.2%                              76.0%
------------------------------------------------------------------------------------------------------

TOP 10 HOLDINGS*        11/30/03                           05/31/03                           11/30/02
------------------------------------------------------------------------------------------------------
General Electric            2.9%   General Electric            3.2%   Microsoft                   3.6%
Microsoft                   2.8    Microsoft                   2.9    General Electric            3.1
Pfizer                      2.7    Pfizer                      2.8    Wal-Mart Stores             2.8
Wal-Mart Stores             2.5    ExxonMobil                  2.7    ExxonMobil                  2.7
Citigroup                   2.5    Wal-Mart Stores             2.6    Citigroup                   2.3
ExxonMobil                  2.4    Citigroup                   2.3    Pfizer                      2.3
                                                                      American
Intel                       2.2    Johnson & Johnson           1.8    International Group         2.0
                                   American
Cisco Systems               1.6    International Group         1.7    Johnson & Johnson           2.0
International                      International                      International
Business Machines           1.6    Business Machines           1.7    Business Machines           1.7
American
International Group         1.5    Intel                       1.5    Intel                       1.6
TOTAL                      22.7%                              23.2%                              24.1%
------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS S&P 500 INDEX FUND

PERFORMANCE RESULTS (UNAUDITED)

                                            NET ASSET VALUE                   TOTAL RETURN(1)
                                 -------------------------------------   -----------------------
                                                                          12 MONTHS     6 MONTHS
                                                                            ENDED         ENDED
                                  11/30/03     05/31/03      11/30/02      11/30/03     11/30/03
------------------------------------------------------------------------------------------------
Class A Shares                   $    12.36   $    11.19   $     10.91      14.34%       10.46%
Class B Shares                        12.18          N/A           N/A        N/A          N/A
Class C Shares                        12.18        11.06         10.73      13.56        10.13
Class C-2 Shares                      12.18          N/A           N/A        N/A          N/A
------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE         CAPITAL
                                 -----------------------      GAINS       DIVIDENDS       TOTAL
PERIOD COVERED                    BEGINNING     ENDING     DISTRIBUTED     PAID(2)      RETURN(1)
-------------------------------------------------------------------------------------------------
10/02/98-12/31/98                $    12.83   $    15.75            --   $    0.2186      24.56%
1999                                  15.75        18.30   $    0.0944        0.4977      20.10
2000                                  18.30        15.61        0.8448        0.0772      (9.74)
2001                                  15.61        13.26        0.3331        0.0803     (12.38)
2002                                  13.26        10.17            --        0.0962     (22.60)
01/01/03-11/30/03                     10.17        12.36            --            --      21.53
                                                  Total:   $    1.2723   $    0.9700

                                          CUMULATIVE TOTAL RETURN AS OF 11/30/03:         11.30%
------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                     NET ASSET VALUE         CAPITAL
                                 -----------------------      GAINS       DIVIDENDS       TOTAL
PERIOD COVERED                    BEGINNING     ENDING     DISTRIBUTED     PAID(2)      RETURN(1)
-------------------------------------------------------------------------------------------------
11/07/03-11/30/03                $    12.12   $    12.18       --            --          0.49%
                                                  Total:       --            --
                                          CUMULATIVE TOTAL RETURN AS OF 11/30/03:        0.49%
-------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE         CAPITAL
                                 -----------------------      GAINS       DIVIDENDS       TOTAL
PERIOD COVERED                    BEGINNING     ENDING     DISTRIBUTED     PAID(2)      RETURN(1)
--------------------------------------------------------------------------------------------------
10/07/98-12/31/98                $    12.80   $    15.73            --   $    0.2031      24.57%
1999                                  15.73        18.23   $    0.0944        0.4125      19.24
2000                                  18.23        15.49        0.8448            --     (10.47)
2001                                  15.49        13.14        0.3331            --     (13.00)
2002                                  13.14        10.09            --        0.0038     (23.18)
01/01/03-11/30/03                     10.09        12.18            --            --      20.71
                                                 Total :   $    1.2723   $    0.6194
                                          CUMULATIVE TOTAL RETURN AS OF 11/30/03:          7.28%
--------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C-2 SHARES

                                     NET ASSET VALUE         CAPITAL
                                 -----------------------      GAINS       DIVIDENDS       TOTAL
PERIOD COVERED                    BEGINNING     ENDING     DISTRIBUTED     PAID(2)      RETURN(1)
--------------------------------------------------------------------------------------------------
11/07/03-11/30/03                $    12.12   $    12.18       --            --          0.49%
                                                  Total:       --            --
PERIOD COVERED                            CUMULATIVE TOTAL RETURN AS OF 11/30/03:        0.49%
--------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total Investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Certain distributions may contain short-term capital gains.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURN(1)

                                             % RETURN WITHOUT
                                                 DEDUCTING                           % RETURN AFTER DEDUCTING
                                           MAXIMUM SALES CHARGE                        MAXIMUM SALES CHARGE
                                ------------------------------------------  ------------------------------------------
                                                  CLASS                                       CLASS
                                ------------------------------------------  ------------------------------------------
                                    A*        B**        C***     C-2****       A*        B**        C***     C-2****
----------------------------------------------------------------------------------------------------------------------
Six Months Ended 12/31/03           14.79        N/A      14.34        N/A      11.92        N/A      13.34        N/A
Twelve Months Ended 12/31/03        27.77        N/A      26.80        N/A      24.58        N/A      25.80        N/A
Commencement of Operations
Through 12/31/03+                    3.04       5.62       2.31       5.62       2.54       2.62       2.31       4.97
----------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Commencement of issuance of shares dates are October 2, 1998, November 7, 2003, October 7, 1998 and November 7, 2003 for Class A, Class B, Class C and Class C-2 shares, respectively.

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deffered sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deffered sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** Maximum contingent deffered sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after 1 year. Class C-2 shares bear ongoing 12b-1 distribution and service fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended November 30, 2003 and since inception, December 31, 1997 through November 30, 2003, Class Y shares had a total return of 10.59% and 15.60%, respectively. For the one year ended December 31, 2003 and since inception, December 31, 1997 through December 31, 2003, Class Y shares had an average annual return of 28.09% and 3.32%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2003 (UNAUDITED)

COMMON STOCKS--99.73%

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.75%

Boeing Co.                                             16,100   $       618,079
General Dynamics Corp.                                  3,800           307,306
Goodrich Corp.                                          2,400            66,024
Honeywell
  International, Inc.                                  16,600           492,854
Lockheed Martin Corp.                                   8,700           399,678
Northrop Grumman Corp.                                  3,567           330,411
Raytheon Co.                                            8,100           224,451
Rockwell Collins, Inc.                                  3,500            94,115
United Technologies Corp.                               9,000           771,300
                                                                      3,304,218
-------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--1.06%

FedEx Corp.                                             5,800           421,660
United Parcel Service, Inc.,
  Class B(1)                                           21,700         1,579,109
                                                                      2,000,769
-------------------------------------------------------------------------------
AIRLINES--0.16%

Delta Air Lines, Inc.                                   2,700            33,858
Southwest Airlines Co.                                 14,700           264,306
                                                                        298,164
-------------------------------------------------------------------------------
AUTO COMPONENTS--0.20%

Dana Corp.                                              3,100            50,127
Delphi Automotive
  Systems Corp.                                        11,700           102,726
Goodyear Tire &
  Rubber Co.                                            4,200            28,350
Johnson Controls, Inc.                                  1,800           196,992
                                                                        378,195
-------------------------------------------------------------------------------
AUTOMOBILES--0.50%

Ford Motor Co.                                         35,622           470,210
General Motors Corp.                                   10,900           466,302
                                                                        936,512
-------------------------------------------------------------------------------
BANKS--7.45%

AmSouth Bancorp                                         6,900           165,531
Bank of America Corp.(1)                               28,600         2,157,298
Bank of New York
  Co., Inc.                                            14,700           450,996
Bank One Corp.                                         21,600           936,576
BB&T Corp.                                             10,400           409,344
Charter One Financial, Inc.                             4,576   $       152,015
Comerica, Inc.                                          3,500           182,525
Fifth Third Bancorp                                    10,900           633,617
First Tennessee
  National Corp.                                        2,500           111,500
FleetBoston Financial
  Corp.                                                20,112           816,547
Golden West
  Financial Corp.                                       2,900           292,610
Huntington
  Bancshares, Inc.                                      4,800           105,552
KeyCorp                                                 8,300           230,657
Marshall & Ilsley Corp.                                 4,500           166,950
Mellon Financial Corp.                                  8,400           241,920
National City Corp.                                    11,800           395,890
North Fork Bancorp, Inc.                                3,100           123,783
Northern Trust Corp.                                    4,200           188,370
PNC Financial
  Services Group                                        5,400           293,544
Regions Financial Corp.                                 4,400           163,284
SouthTrust Corp.                                        6,400           205,760
SunTrust Banks, Inc.                                    5,400           383,670
Synovus Financial Corp.                                 5,800           166,228
U.S. Bancorp, Inc.                                     36,621         1,014,768
Union Planters Corp.                                    4,000           138,040
Wachovia Corp.                                         25,400         1,162,050
Washington Mutual, Inc.                                17,550           803,965
Wells Fargo & Co.                                      32,000         1,834,560
Zions Bancorp                                           1,800           111,006
                                                                     14,038,556
-------------------------------------------------------------------------------
BEVERAGES--2.66%

Anheuser-Busch Cos., Inc.                              15,800           818,756
Brown-Forman Corp.,
  Class B                                               1,300           119,262
Coca-Cola Co.                                          47,000         2,185,500
Coca-Cola Enterprises, Inc.                             8,900           183,785
Pepsi Bottling Group, Inc.                              5,300           122,324
PepsiCo, Inc.                                          32,890         1,582,667
                                                                      5,012,294
-------------------------------------------------------------------------------

COMMON STOCKS

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
BIOTECHNOLOGY--1.15%

Amgen, Inc.*                                           24,664   $     1,418,427
Biogen Idec Inc.*                                       6,335           241,870
Chiron Corp.*                                           3,600           193,032
Genzyme Corp.*                                          4,300           200,982
Medimmune, Inc.*                                        4,800           114,240
                                                                      2,168,551
-------------------------------------------------------------------------------
BUILDING PRODUCTS--0.21%

American Standard
  Cos., Inc.*                                           1,400           139,580
Masco Corp.                                             9,200           250,240
                                                                        389,820
-------------------------------------------------------------------------------
CHEMICALS--1.52%

Air Products &
  Chemicals, Inc.                                       4,500           215,730
Dow Chemical Co.                                       17,700           664,635
E.I. du Pont de
  Nemours & Co.                                        19,300           800,178
Eastman Chemical Co.                                    1,900            67,773
Ecolab, Inc.                                            5,100           133,722
Engelhard Corp.                                         2,700            80,514
International Flavors &
  Fragrances, Inc.                                      2,000            64,940
Monsanto Co.                                            5,137           139,315
PPG Industries, Inc.                                    3,400           198,798
Praxair, Inc.                                           3,200           229,696
Rohm & Haas Co.                                         4,500           180,675
Sigma-Aldrich Corp.                                     1,500            80,355
                                                                      2,856,331
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.91%

Allied Waste
  Industries, Inc.*                                     4,200            52,290
Apollo Group, Inc.,
  Class A*                                              3,400           234,702
Automatic Data
  Processing, Inc.                                     11,400           435,822
Avery Dennison Corp.                                    2,400           132,192
Cendant Corp.*                                         19,400           429,904
Cintas Corp.                                            3,400           158,916
Concord EFS, Inc.*                                      9,600           110,304
Convergys Corp.*                                        2,900   $        44,486
Donnelley, R.R. &
  Sons Co.                                              2,700            75,762
Equifax, Inc.                                           2,800            66,164
First Data Corp.(1)                                    14,200           537,470
Fiserv, Inc.*                                           3,750           140,625
H&R Block, Inc.                                         3,500           190,015
Monster Worldwide, Inc.*                                2,200            52,932
Paychex, Inc.                                           7,200           276,984
Pitney Bowes, Inc.                                      4,600           182,850
Robert Half
  International, Inc.*                                  3,500            77,910
Sabre Holdings Corp.                                    2,900            60,465
Waste Management, Inc.                                 11,300           332,333
                                                                      3,592,126
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.90%

ADC Telecommunications,
  Inc.*                                                16,400            40,344
Andrew Corp.*                                           3,200            37,664
Avaya, Inc.*                                            8,000           108,800
CIENA Corp.*                                            9,300            65,844
Cisco Systems, Inc.*                                  134,500         3,047,770
Comverse
  Technology, Inc.*                                     3,600            69,228
Corning, Inc.*                                         25,400           291,084
JDS Uniphase Corp.*                                    27,800            95,632
Lucent Technologies, Inc.*                             80,000           256,000
Motorola, Inc.                                         44,700           627,588
Qualcomm, Inc.                                         15,200           677,160
Scientific-Atlanta, Inc.                                2,900            83,752
Tellabs, Inc.*                                          8,200            65,600
                                                                      5,466,466
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.92%

Apple Computer, Inc.*                                   7,000           146,440
Dell, Inc.*                                            49,200         1,697,400
EMC Corp.*                                             42,000           577,080
Gateway, Inc.*                                          6,700            29,882
Hewlett-Packard Co.                                    58,453         1,267,846

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--(CONCLUDED)

International Business
  Machines Corp.                                       33,100   $     2,996,874
Lexmark International, Inc.*                            2,500           193,500
NCR Corp.*                                              1,900            66,310
Network Appliance, Inc.*                                6,500           150,215
Sun Microsystems, Inc.*                                62,500           266,875
                                                                      7,392,422
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.03%

Fluor Corp.                                             1,700            62,322
-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.05%

Vulcan Materials Co.                                    2,200            97,834
-------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.16%

Ball Corp.                                              1,200            67,140
Pactiv Corp.*                                           3,300            74,052
Sealed Air Corp.*                                       1,700            89,709
Temple-Inland, Inc.                                     1,200            67,836
                                                                        298,737
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--8.33%

American Express Co.                                   24,500         1,119,895
Bear Stearns Cos., Inc.                                 1,900           137,674
Capital One Financial
  Corp.                                                 4,300           256,796
Charles Schwab Corp.                                   25,950           301,020
Citigroup, Inc.                                        98,392         4,628,360
Countrywide Financial
  Corp.                                                 2,700           285,120
Federal Home Loan
  Mortgage Corp.                                       13,400           729,228
Federal National
  Mortgage Association                                 18,700         1,309,000
Federated Investors, Inc.,
  Class B                                               2,300            66,125
Franklin Resources, Inc.                                4,800           229,584
Goldman Sachs
  Group, Inc.                                           9,000           864,720
J.P. Morgan Chase & Co.                                38,830         1,373,029
Janus Capital Group, Inc.                               4,900            68,159
Lehman Brothers
  Holdings, Inc.                                        5,300           382,713
MBNA Corp.                                             24,450   $       599,514
Merrill Lynch & Co., Inc.                              17,900         1,015,825
Moody's Corp.                                           2,800           160,384
Morgan Stanley & Co.                                   20,800         1,149,824
Principal Financial
  Group, Inc.                                           6,300           208,593
Providian Financial Corp.*                              5,700            64,410
SLM Corp.                                               8,700           323,031
State Street Corp.                                      6,400           326,144
T. Rowe Price Group, Inc.                               2,400           100,896
                                                                     15,700,044
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.78%

ALLTEL Corp.                                            6,000           272,460
AT&T Corp.                                             15,349           304,371
BellSouth Corp.                                        35,400           921,462
CenturyTel, Inc.                                        2,800            91,560
Citizens
  Communications Co.*                                   5,700            61,902
Qwest Communications
  International, Inc.*                                 33,000           120,780
SBC Communications,
  Inc.                                                 63,700         1,482,936
Sprint Corp.                                           17,200           257,828
Verizon Communications                                 52,808         1,730,518
                                                                      5,243,817
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.12%

Ameren Corp.                                            3,300           145,629
American Electric
  Power Co., Inc.                                       7,800           215,982
Cinergy Corp.                                           3,600           131,580
Consolidated Edison, Inc.                               4,500           181,350
Constellation Energy
  Group, Inc.                                           3,300           124,212
Dominion Resources, Inc.                                6,100           367,647
DTE Energy Co.                                          3,600           135,756
Edison International, Inc.*                             6,400           130,688
Entergy Corp.                                           4,500           237,870
Exelon Corp.                                            6,262           387,117
FirstEnergy Corp.                                       6,399           221,725

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--(CONCLUDED)

FPL Group, Inc.                                         3,600   $       228,780
PG&E Corp.*                                             8,000           200,960
PPL Corp.                                               3,500           143,080
Progress Energy, Inc.(2)                                5,600           210,336
Public Service Enterprise
  Group, Inc.                                           4,500           184,590
Southern Co.                                           14,000           409,780
TECO Energy, Inc.(1)                                    4,300            55,814
TXU Corp.                                               6,500           143,910
Xcel Energy, Inc.                                       8,200           136,940
                                                                      3,993,746
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.49%

American Power
  Conversion Corp.*                                     3,900            85,254
Cooper Industries Ltd.,
  Class A                                               1,800            96,570
Emerson Electric Co.                                    8,100           494,424
Molex, Inc.                                             3,700           118,992
Rockwell Automation, Inc.                               3,600           119,700
                                                                        914,940
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.50%

Agilent Technologies, Inc.*                             9,119           257,885
Jabil Circuit, Inc.*                                    3,900           107,289
Millipore Corp.*                                        1,100            47,091
PerkinElmer, Inc.                                       2,600            43,966
Sanmina-SCI Corp.*                                      9,800           119,462
Solectron Corp.*                                       16,000            93,600
Symbol Technologies, Inc.                               4,600            64,170
Tektronix, Inc.                                         1,700            46,835
Thermo Electron Corp.*                                  3,400            81,260
Waters Corp.*                                           2,400            76,752
                                                                        938,310
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.71%

Baker Hughes, Inc.                                      6,500           187,590
BJ Services Co.*                                        3,100            98,859
Halliburton Co.                                         8,600           200,810
Nabors Industries, Inc.*                                2,900           107,648
Noble Corp.*                                            2,700            93,366
Schlumberger Ltd.                                      11,200           525,504
Transocean Sedco
  Forex, Inc.*                                          6,500   $       125,970
                                                                      1,339,747
-------------------------------------------------------------------------------
FOOD & DRUG RETAILING--1.13%

Albertson's, Inc.                                       7,300           155,344
CVS Corp.                                               7,600           284,696
Kroger Co.*                                            14,500           273,470
Safeway, Inc.*                                          8,700           180,525
SUPERVALU, Inc.                                         2,800            72,296
Sysco Corp.                                            12,400           450,368
Walgreen Co.                                           19,600           721,476
                                                                      2,138,175
-------------------------------------------------------------------------------
FOOD PRODUCTS--1.23%

Archer-Daniels
  Midland Co.                                          12,605           180,125
Campbell Soup Co.                                       8,000           204,880
ConAgra Foods, Inc.                                    10,500           257,250
General Mills, Inc.                                     7,100           319,571
Heinz, H.J. & Co.                                       6,900           249,090
Hershey Foods Corp.                                     2,500           194,250
Kellogg Co.                                             7,800           279,006
McCormick & Co., Inc.                                   2,900            83,201
Sara Lee Corp.                                         15,300           314,415
Wrigley, Wm. Jr. Co.                                    4,300           237,016
                                                                      2,318,804
-------------------------------------------------------------------------------
GAS UTILITIES--0.26%

KeySpan Corp.                                           3,300           116,259
Kinder Morgan, Inc.                                     2,400           130,800
NiSource, Inc.                                          5,400           112,050
Sempra Energy                                           4,500           127,440
                                                                        486,549
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.94%

Applera Corp. - Applied
  Biosystems Group                                      4,100            88,027
Baxter International, Inc.                             11,800           328,276
Becton, Dickinson and Co.                               4,900           196,147
Biomet, Inc.                                            5,000           178,850

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--(CONCLUDED)

Boston Scientific Corp.*                               15,800   $       567,062
C.R. Bard, Inc.                                         1,100            83,160
Guidant Corp.                                           5,900           334,943
Medtronic, Inc.                                        23,300         1,053,160
St. Jude Medical, Inc.*                                 3,400           215,356
Stryker Corp.                                           3,900           315,900
Zimmer Holdings, Inc.*                                  4,320           284,774
                                                                      3,645,655
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.78%

Aetna, Inc.                                             3,000           193,140
AmerisourceBergen Corp.                                 2,200           139,238
Anthem, Inc.*                                           2,800           201,936
Cardinal Health, Inc.                                   8,600           525,804
CIGNA Corp.                                             2,800           150,220
HCA, Inc.                                               9,800           410,718
Health Management
  Associates, Inc., Class A                             4,800           123,360
Humana, Inc.*                                           3,400            75,922
IMS Health, Inc.                                        4,600           105,938
Manor Care, Inc.                                        1,900            67,108
McKesson Corp.                                          5,700           166,440
Quest Diagnostics, Inc.*                                2,200           160,534
Tenet Healthcare Corp.*                                 9,250           135,143
UnitedHealth Group, Inc.                               11,500           619,850
Wellpoint Health
  Networks, Inc.*                                       2,900           271,121
                                                                      3,346,472
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.30%

Carnival Corp.                                         12,200           429,318
Darden Restaurants, Inc.                                3,400            70,414
Harrah's
  Entertainment, Inc.                                   2,300           110,101
Hilton Hotels Corp.                                     7,400           121,064
International Game
  Technology                                            6,600           228,954
Marriott International, Inc.,
  Class A                                               4,500           206,235
McDonald's Corp.                                       24,300           622,809
Starbucks Corp.*                                        7,500           240,525
Starwood Hotels &
  Resorts Worldwide, Inc.,
  Class B                                               4,000   $       137,880
Wendy's International, Inc.                             2,300            89,309
Yum! Brands, Inc.*                                      5,500           189,695
                                                                      2,446,304
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.48%

Black & Decker Corp.                                    1,700            78,863
Centex Corp.                                            1,200           131,280
Fortune Brands, Inc.                                    2,900           198,128
KB HOME                                                 1,000            68,880
Leggett & Platt, Inc.                                   4,100            83,394
Newell Rubbermaid, Inc.                                 5,500           125,785
Pulte Homes, Inc.                                       1,200           114,648
Whirlpool Corp.                                         1,500           102,480
                                                                        903,458
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.94%

Clorox Co.                                              4,200           197,064
Colgate-Palmolive Co.                                  10,300           540,750
Kimberly Clark Corp.                                    9,800           531,356
Procter & Gamble Co.                                   24,700         2,377,128
                                                                      3,646,298
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.09%

3M Co.                                                 15,000         1,185,600
General Electric Co.                                  191,900         5,501,773
Textron, Inc.                                           2,700           134,568
Tyco International Ltd.(1)                             38,397           881,211
                                                                      7,703,152
-------------------------------------------------------------------------------
INSURANCE--4.47%

ACE Ltd.                                                5,300           193,185
AFLAC, Inc.                                             9,800           352,506
Allstate Corp.                                         13,400           541,092
Ambac Financial
  Group, Inc.                                           2,000           137,500
American International
  Group, Inc.                                          49,902         2,891,821
AON Corp.                                               6,100           133,834
Chubb Corp.                                             3,600           235,620
Cincinnati Financial Corp.                              3,100           125,643

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
INSURANCE--(CONCLUDED)

Hartford Financial Services
  Group, Inc.                                           5,400   $       297,000
Jefferson-Pilot Corp.                                   2,800           135,884
John Hancock Financial
  Services, Inc.                                        5,500           202,125
Lincoln National Corp.                                  3,500           137,235
Loews Corp.                                             3,600           153,468
Marsh &
  McLennan Cos., Inc.                                  10,200           453,288
MBIA, Inc.                                              2,800           162,736
MetLife, Inc.                                          14,300           467,467
MGIC Investment Corp.                                   1,900           100,605
Progressive Corp.                                       4,100           320,210
Prudential Financial, Inc.                             10,400           406,744
SAFECO Corp.                                            2,900           108,547
St. Paul Cos., Inc.                                     4,500           166,950
Torchmark Corp.                                         2,200            97,020
Travelers Property Casualty
  Corp., Class B                                       19,170           299,052
UnumProvident Corp.                                     6,000            89,580
XL Capital Ltd., Class A                                2,700           203,040
                                                                      8,412,152
-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.36%

eBay, Inc.*                                            12,200           681,370
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.28%

Yahoo!, Inc.*                                          12,400           532,952
-------------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.32%

Computer Sciences Corp.*                                3,600           149,040
Electronic Data
  Systems Corp.                                         9,300           201,066
SunGard Data
  Systems, Inc.*                                        5,400           145,908
Unisys Corp.*                                           6,400           104,448
                                                                        600,462
-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.39%

Brunswick Corp.                                         2,000            60,100
Eastman Kodak Co.                                       5,800           141,288
Harley-Davidson, Inc.                                   5,900           278,303
Hasbro, Inc.                                            3,500            77,385
Mattel, Inc.                                            8,700   $       176,088
                                                                        733,164
-------------------------------------------------------------------------------
MACHINERY--1.39%

Caterpillar, Inc.                                       6,600           501,930
Cummins, Inc.                                           1,000            46,450
Danaher Corp.                                           2,900           241,280
Deere & Co.                                             4,600           281,658
Dover Corp.                                             4,000           153,560
Eaton Corp.                                             1,500           154,485
Illinois Tool Works, Inc.                               5,900           460,790
Ingersoll Rand Co., Class A                             3,400           211,956
ITT Industries, Inc.                                    1,800           118,656
Navistar International
  Corp.*                                                1,400            60,340
PACCAR, Inc.                                            2,300           184,483
Pall Corp.                                              2,700            69,174
Parker-Hannifin Corp.                                   2,400           131,976
                                                                      2,616,738
-------------------------------------------------------------------------------
MEDIA--3.99%

Clear Channel
  Communications, Inc.                                 11,900           497,539
Comcast Corp., Class A*                                43,164         1,354,486
Dow Jones & Co., Inc.                                   1,800            89,280
Gannett Co., Inc.                                       5,300           458,980
Interpublic Group
  Cos., Inc.                                            7,600           108,300
Knight-Ridder, Inc.                                     1,800           133,884
McGraw-Hill Cos., Inc.                                  3,800           260,300
New York Times Co.,
  Class A                                               3,100           142,290
Omnicom Group, Inc.                                     3,600           286,776
Time Warner, Inc.*                                     86,600         1,409,848
Tribune Co.                                             6,300           307,755
Univision Communications,
  Inc., Class A*                                        6,300           227,304
Viacom, Inc., Class B                                  33,693         1,324,809
Walt Disney Co.                                        39,300           907,437
                                                                      7,508,988
-------------------------------------------------------------------------------

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
METALS & MINING--0.71%

Alcoa, Inc.                                            16,300   $       534,803
Freeport-McMoRan
  Copper & Gold, Inc.,
  Class B                                               3,300           143,649
Newmont Mining Corp.
  (Holding Co.)                                         8,300           399,562
Nucor Corp.                                             1,700            95,387
Phelps Dodge Corp.*                                     1,800           114,624
United States Steel Corp.                               2,300            57,155
                                                                      1,345,180
-------------------------------------------------------------------------------
MULTI-LINE RETAIL--3.80%

Big Lots, Inc.*                                         2,500            36,650
Costco Wholesale Corp.*                                 8,800           315,216
Dollar General Corp.                                    6,375           134,640
Family Dollar Stores, Inc.                              3,400           131,172
Federated Department
  Stores, Inc.                                          3,700           181,633
J.C. Penney Co., Inc.
  (Holding Co.)                                         5,500           136,840
Kohl's Corp.*                                           6,600           318,912
May Department
  Stores Co.                                            5,900           174,935
Nordstrom, Inc.                                         2,700            93,150
Sears, Roebuck & Co.                                    5,500           303,380
Target Corp.                                           17,500           677,600
Wal-Mart Stores, Inc.                                  83,600         4,651,504
                                                                      7,155,632
-------------------------------------------------------------------------------
MULTI-UTILITIES--0.34%

AES Corp.*                                             11,900           105,553
Calpine Corp.*                                          7,700            32,879
Centerpoint Energy, Inc.                                6,600            64,020
Duke Energy Corp.                                      17,700           319,308
Dynegy, Inc., Class A*                                  7,700            30,800
Williams Cos., Inc.                                    10,000            93,800
                                                                        646,360
-------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.10%

Xerox Corp.*                                           15,300           186,354
-------------------------------------------------------------------------------
OIL & GAS--4.66%

Amerada Hess Corp.                                      1,900            90,003
Anadarko Petroleum Corp.                                4,791           215,260
Apache Corp.                                            3,104   $       222,867
Burlington Resources, Inc.                              3,900           195,780
ChevronTexaco Corp.                                    20,410         1,532,791
ConocoPhillips, Inc.                                   13,024           738,982
Devon Energy Corp.                                      4,500           222,120
El Paso Corp.                                          12,261            87,053
EOG Resources, Inc.                                     2,300            96,462
ExxonMobil Corp.                                      126,900         4,589,973
Kerr-McGee Corp.                                        2,200            92,378
Marathon Oil Corp.                                      6,100           180,621
Occidental Petroleum
  Corp.                                                 7,400           271,432
Sunoco, Inc.                                            1,700            81,617
Unocal Corp.                                            5,100           162,078
                                                                      8,779,417
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.47%

Georgia-Pacific Corp.                                   5,200           141,908
International Paper Co.                                 9,700           360,937
MeadWestvaco Corp.                                      4,576           116,780
Weyerhaeuser Co.                                        4,500           256,500
                                                                        876,125
-------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.55%

Alberto-Culver Co.,
  Class B                                               1,200            73,284
Avon Products, Inc.                                     4,500           308,250
Gillette Co.                                           19,500           657,735
                                                                      1,039,269
-------------------------------------------------------------------------------
PHARMACEUTICALS--8.34%

Abbott Laboratories                                    29,900         1,321,580
Allergan, Inc.                                          2,500           186,825
Bristol-Myers Squibb Co.                               37,200           980,220
Eli Lilly & Co.                                        21,500         1,474,040
Forest Laboratories, Inc.*                              7,000           382,480
Johnson & Johnson                                      56,878         2,803,517
King Pharmaceuticals, Inc.*                             4,800            61,968
Medco Health
  Solutions, Inc.*                                      5,266           191,840
Merck & Co., Inc.                                      42,900         1,741,740
Pfizer, Inc.                                          149,210         5,005,996

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS--(CONCLUDED)

Schering-Plough Corp.                                  28,500   $       457,425
Watson
  Pharmaceuticals, Inc.*                                2,200           103,708
Wyeth Pharmaceuticals                                  25,500         1,004,700
                                                                     15,716,039
-------------------------------------------------------------------------------
REAL ESTATE--0.44%

Equity Office
  Properties Trust                                      8,300           230,159
Equity Residential
  Properties Trust                                      5,700           167,352
Plum Creek
  Timber Co., Inc.                                      4,100           109,183
ProLogis                                                4,100           125,050
Simon Property
  Group, Inc.                                           4,000           189,800
                                                                        821,544
-------------------------------------------------------------------------------
ROAD & RAIL--0.44%

Burlington Northern
  Santa Fe, Inc.                                        7,100           211,367
CSX Corp.                                               4,200           142,338
Norfolk Southern Corp.                                  7,700           164,857
Union Pacific Corp.                                     4,900           312,032
                                                                        830,594
-------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.63%

Advanced Micro
  Devices, Inc.*                                        6,700           120,466
Altera Corp.*                                           7,400           187,442
Analog Devices, Inc.*                                   7,000           348,250
Applied Materials, Inc.*                               31,800           772,740
Applied Micro
  Circuits Corp.*                                       6,100            39,406
Broadcom Corp.,
  Class A*                                              5,700           207,651
Intel Corp.                                           124,700         4,168,721
KLA-Tencor Corp.*                                       3,700           216,857
Linear Technology Corp.                                 6,000           258,840
LSI Logic Corp.*                                        7,500            70,275
Maxim Integrated
  Products, Inc.                                        6,300           328,104
Micron Technology, Inc.*                               11,900           154,819
National
  Semiconductor Corp.*                                  3,500   $       156,520
Novellus Systems, Inc.*                                 2,900           126,904
NVIDIA Corp.*                                           3,100            65,565
PMC-Sierra, Inc.*                                       3,300            67,221
QLogic Corp.*                                           1,800           102,294
Teradyne, Inc.*                                         3,700            93,129
Texas Instruments, Inc.                                33,200           988,032
Xilinx, Inc.*                                           6,600           248,094
                                                                      8,721,330
-------------------------------------------------------------------------------
SOFTWARE--4.57%

Adobe Systems, Inc.                                     4,500           185,940
Autodesk, Inc.                                          2,300            53,406
BMC Software, Inc.*                                     4,500            74,835
Citrix Systems, Inc.*                                   3,100            74,462
Computer Associates
  International, Inc.                                  11,200           260,960
Compuware Corp.*                                        7,800            44,616
Electronic Arts, Inc.*                                  5,600           247,688
Intuit, Inc.*                                           4,000           201,120
Mercury Interactive
  Corp.*                                                1,700            79,560
Microsoft Corp.                                       207,300         5,327,610
Novell, Inc.*                                           7,400            70,300
Oracle Corp.*                                         100,300         1,204,603
PeopleSoft, Inc.*                                       7,100           150,165
Siebel Systems, Inc.*                                   9,500           125,210
Symantec Corp.*                                         5,800           190,414
VERITAS Software Co.*                                   8,200           311,772
                                                                      8,602,661
-------------------------------------------------------------------------------
SPECIALTY RETAIL--2.62%

AutoNation, Inc.*                                       5,700           100,206
AutoZone, Inc.*                                         1,700           162,622
Bed, Bath & Beyond, Inc.*                               5,700           240,768
Best Buy Co., Inc.                                      6,150           381,300
Circuit City Stores -
  Circuit City Group                                    4,300            55,986
Gap, Inc.                                              17,100           367,650
Home Depot, Inc.                                       44,000         1,617,440

SECURITY DESCRIPTION                                   SHARES             VALUE
-------------------------------------------------------------------------------
SPECIALTY RETAIL--(CONCLUDED)

Limited Brands                                         10,200   $       182,784
Lowe's Cos., Inc.                                      15,000           874,500
Office Depot, Inc.*                                     6,100            96,685
RadioShack Corp.                                        3,300           102,795
Sherwin-Williams Co.                                    3,000            97,290
Staples, Inc.*                                          9,400           255,210
Tiffany & Co.                                           2,800           126,980
TJX Cos., Inc.                                          9,900           223,641
Toys R Us, Inc.*                                        4,400            51,656
                                                                      4,937,513
-------------------------------------------------------------------------------
TEXTILES & APPAREL--0.33%

Jones Apparel Group, Inc.                               2,700            93,150
Liz Claiborne, Inc.                                     2,300            80,523
Nike, Inc., Class B                                     5,200           349,700
V.F. Corp.                                              2,300            94,921
                                                                        618,294
-------------------------------------------------------------------------------
TOBACCO--1.19%

Altria Group, Inc.                                     38,800         2,017,600
R.J. Reynolds Tobacco
  Holdings, Inc.                                        1,800   $        99,360
UST, Inc.                                               3,300           118,767
                                                                      2,235,727
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.11%

Genuine Parts Co.                                       3,700           116,476
W.W. Grainger, Inc.                                     2,000            92,520
                                                                        208,996
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.52%

AT&T Wireless
  Services, Inc.*                                      52,292           392,190
Nextel Communications,
  Inc., Class A*                                       19,800           501,534
Sprint Corp. (PCS Group)*                              20,300            93,177
                                                                        986,901
-------------------------------------------------------------------------------
Total Common Stocks
  (cost--$181,934,475)                                              187,852,550
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                         MATURITY   INTEREST
  (000)                                                          DATES      RATES         VALUE
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.20%

   $   389     Repurchase Agreement dated 11/28/03
               with State Street Bank & Trust Co.,
               collateralized by $73,476 U.S. Treasury
               Bonds, 6.125% to 7.250% due 08/15/22
               to 11/15/27 and $295,863 U.S. Treasury
               Notes, 3.625% to 4.875% due 03/31/04
               to 08/15/12; (value--$396,829);
               proceeds: $389,030 (cost--$389,000)              12/01/03      0.930%  $     389,000

NUMBER OF
 SHARES
  (000)
---------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED+--1.79%

MONEY MARKET FUNDS--1.79%

       871     AIM Liquid Assets Portfolio                      12/01/03      0.991         871,216
     2,500     UBS Private Money Market Fund LLC                12/01/03      1.019       2,499,584
Total Money Market Funds (cost--$3,370,800)                                               3,370,800
Total Investments (cost--$185,694,275)--101.72%                                         191,612,350
Liabilities in excess of other assets--(1.72)%                                           (3,245,594)
Net Assets--100.00%                                                                   $ 188,366,756
---------------------------------------------------------------------------------------------------

*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at November 30, 2003.
(2)  Includes 800 Contingent Value Obligations valued at zero.
 +   Interest rates shown reflect yield at November 30, 2003.

                 See accompanying notes to financial statements

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost--$185,694,275)*                              $   191,612,350
Cash                                                                                               571
Receivable for shares of beneficial interest sold                                              114,039
Dividends and interest receivable                                                              310,856
Other assets                                                                                    59,645
Total assets                                                                               192,097,461
LIABILITIES:
Payable for cash collateral for securities loaned                                            3,370,800
Payable for shares of beneficial interest repurchased                                          139,844
Payable to affiliates                                                                           75,115
Accrued expenses and other liabilities                                                         144,946
Total liabilities                                                                            3,730,705
NET ASSETS:
Beneficial interest--$0.001 par value (unlimited amount authorized)                        200,807,020
Accumulated undistributed net investment income                                              1,185,699
Accumulated net realized loss from investment activities                                   (19,544,038)
Net unrealized appreciation of investments                                                   5,918,075
Net assets                                                                             $   188,366,756
------------------------------------------------------------------------------------------------------

* Includes $3,282,945 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

CLASS A:
Net assets                                                                             $   112,940,425
Shares outstanding                                                                           9,138,094
Net asset value per share                                                              $         12.36
Maximum offering price per share (net asset value plus sales charge of 2.50%)          $         12.68
CLASS B:
Net assets                                                                             $     9,383,562
Shares outstanding                                                                             770,454
Net asset value and offering price per share                                           $         12.18
CLASS C:
Net assets                                                                             $    35,665,723
Shares outstanding                                                                           2,929,132
Net asset value and offering price per share                                           $         12.18
CLASS C-2:
Net assets                                                                             $     7,068,995
Shares outstanding                                                                             580,419
Net asset value and offering price per share                                           $         12.18
CLASS Y:
Net assets                                                                             $    23,308,051
Shares outstanding                                                                           1,874,591
Net asset value, offering price and redemption value per share                         $         12.43
------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                         FOR THE SIX
                                                                                        MONTHS ENDED
                                                                                      NOVEMBER 30, 2003
                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                              $     1,282,159
Interest                                                                                         1,501
                                                                                             1,283,660
EXPENSES:
Investment advisory and administration fees                                                    143,104
Service fees--Class A                                                                          114,586
Service and distribution fees--Class B                                                           3,496
Service and distribution fees--Class C                                                         167,867
Service and distribution fees--Class C-2                                                         2,629
Transfer agency and related services fees                                                       83,435
Custody and accounting                                                                          42,931
Reports and notices to shareholders                                                             30,214
Federal and state registration fees                                                             30,083
Professional fees                                                                               28,787
Insurance expense                                                                                1,185
Trustees' fees                                                                                     899
Other expenses                                                                                  29,825
                                                                                               679,041
Less: Fee waivers and expense reimbursements from advisor                                      (69,454)
Net expenses                                                                                   609,587
Net investment income                                                                          674,073
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized loss from investment activities                                                (4,016,870)
Net change in unrealized appreciation/depreciation of investments                           17,210,464
Net realized and unrealized gains from investment activities                                13,193,594
Net increase in net assets resulting from operations                                   $    13,867,667
------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                  MONTHS ENDED             FOR THE
                                                                NOVEMBER 30, 2003        YEAR ENDED
                                                                   (UNAUDITED)          MAY 31, 2003
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $       674,073       $       900,878
Net realized losses from investment activities                        (4,016,870)           (9,089,719)
Net change in unrealized appreciation/depreciation
  of investments                                                      17,210,464               638,749
Net increase (decrease) in net assets resulting
  from operations                                                     13,867,667            (7,550,092)
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                                                --              (553,181)
Net investment income--Class C                                                --               (11,406)
Net investment income--Class Y                                                --               (78,752)
                                                                              --              (643,339)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                  38,196,088            63,600,835
Cost of shares repurchased                                           (18,278,622)          (37,157,624)
Proceeds from dividends reinvested                                            --               605,834
Shares issued in connection with fund merger                          31,342,747                    --
Net increase in net assets from beneficial interest
   transactions                                                       51,260,213            27,049,045
Net increase in net assets                                            65,127,880            18,855,614
NET ASSETS:
Beginning of period                                                  123,238,876           104,383,262
End of period (including undistributed net investment
  income of $1,185,699 and $511,626, respectively)               $   188,366,756       $   123,238,876

                 See accompanying notes to financial statements

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS S&P 500 Index Fund (the "Fund") is a series of UBS Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company organized as a Delaware statutory trust on May 27, 1997.

Currently, the Fund offers Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker though which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortion.

There were no outstanding financial futures contracts at November 30, 2003.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

REORGANIZATION INVOLVING UBS ENHANCED S&P 500 FUND

Effective as of the close of business on November 7, 2003 (the "Reorganization Date"), the Fund acquired all of the assets and assumed all of the stated liabilities of UBS Enhanced S&P 500 Fund ("Enhanced S&P"). The acquisition was accomplished by a tax-free exchange of 751,114, 780,929, 587,547 and 447,241 Class A, B, C-2 and Y shares, respectively, of the Fund for 1,296,260, 1,334,784, 1,004,817 and 779,096 Class A, B, C and Y shares, respectively, of Enhanced S&P outstanding on the Reorganization Date. The Enhanced S&P's net assets on that date, valued at $31,342,747, including net unrealized appreciation of investments of $4,107,074, were combined with those of the Fund. Capital loss carryforwards of $18,843,653 were acquired from the acquisition of Enhanced S&P and the use of these losses may be subject to annual limitations imposed by the internal revenue code. All shares were exchanged at net asset value. The Fund's Statement of Operations, Statement of Changes in Net Assets and Financial Highlights do not include the operations of Enhanced S&P prior to the Reorganization Date.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At November 30, 2003, the Fund owed UBS Global AM $28,972 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses, when necessary, to maintain the total annual operating expenses of Class A, Class B, Class C, Class C-2 and Class Y at a level not exceeding 0.70%, 1.10%, 1.45%, 1.10% and 0.45%, respectively. For the six months ended November 30, 2003, UBS Global AM waived or reimbursed $69,454 in investment advisory and administration fees and other expenses, which is subject to repayment by the Fund through May 31, 2007. The Fund will reimburse UBS Global AM for any such payments during a three-year period to the extent that operating expenses are otherwise below the expense caps. At November 30, 2003, UBS Global AM owed the Fund $11,299 for fee waivers and expense reimbursements under the above agreement.

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at the annual rate of 0.40% of the average daily net assets of Class B and Class C-2 shares and 0.75% of the average daily net assets of Class C shares. At November 30, 2003, the Fund owed UBS Global AM $57,399 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM has informed the Fund that for the six months ended November 30, 2003 it earned $23,550 and $21,807 in sales and deferred sales charges on Class A and Class C shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provided certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. Effective

January 1, 2004, such delegated services are performed by UBS Financial Services Inc. UBS Financial Services Inc. is compensated for these services by PFPC.

For the six months ended November 30, 2003, UBS Global AM received from PFPC, not the Fund, $18,733 of the total transfer agency and related services fees paid by the Fund to PFPC. For the six months ended November 30, 2003, the Fund accrued $59,151, $814, $19,617, $614 and $3,239 in transfer agency and related services fees on Class A, Class B, Class C, Class C-2 and Class Y, respectively.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended November 30, 2003, the Fund earned $509 for lending its securities, and UBS Financial Services Inc. or UBS Securities LLC earned $171 in compensation as the Fund's lending agent. At November 30, 2003, the Fund owed UBS Securities LLC $43 in compensation as the Fund's lending agent.

BANK LINE OF CREDIT

The Fund participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would have been charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the period June 1, 2003 through September 10, 2003, the Fund did not borrow under the Facility. For the period June 1, 2003 through September 10, 2003, the Fund paid a commitment fee of $819 to UBS AG, Stamford Branch.

Effective November 21, 2003, the Fund participates with other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company, replacing the Facility arrangement.

FEDERAL TAX STATUS

The components of net unrealized appreciation of investments at November 30, 2003 were as follows:

Gross appreciation (investments having an excess of value over cost)   $   20,270,273
Gross depreciation (investments having an excess of cost over value)      (14,352,198)
Net unrealized appreciation of investments                             $    5,918,075
-------------------------------------------------------------------------------------

For the six months ended November 30, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $28,305,813 and $8,086,211, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2003 was ordinary income.

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending May 31, 2004.

At May 31, 2003, the Fund had a net capital loss carryforward of $3,639,766. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire May 31, 2011. To the extent that such losses are used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $1,492,951 arising after October 31, 2002. Such losses are treated for tax purposes as arising on June 1, 2003.

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                   CLASS A                             CLASS B
FOR THE SIX MONTHS ENDED              --------------------------------    --------------------------------
NOVEMBER 30, 2003:                        SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                2,359,193    $   27,870,668            19,447    $      233,581
Shares repurchased                        (1,092,026)      (12,829,463)          (29,922)         (359,211)
Shares issues in connection
with fund merger                             751,114         9,233,053           780,929         9,461,405
Net increase                               2,018,281    $   24,274,258           770,454    $    9,335,775
----------------------------------------------------------------------------------------------------------

                                                   CLASS C                            CLASS C-2
FOR THE SIX MONTHS ENDED              --------------------------------    --------------------------------
NOVEMBER 30, 2003:                        SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                  284,699    $    3,313,342             2,052    $       25,000
Shares repurchased                          (183,254)       (2,135,623)           (9,180)         (110,687)
Shares issues in connection
with fund merger                                  --                --           587,547         7,118,442
Net increase                                 101,445    $    1,177,719           580,419    $    7,032,755
----------------------------------------------------------------------------------------------------------

                                                   CLASS Y
FOR THE SIX MONTHS ENDED              --------------------------------
NOVEMBER 30, 2003:                        SHARES            AMOUNT
----------------------------------------------------------------------
Shares sold                                  568,109    $    6,753,497
Shares repurchased                          (237,432)       (2,843,638)
Shares issues in connection
with fund merger                             447,241         5,529,847
Net increase                                 777,918    $    9,439,706

                                                   CLASS A                             CLASS C
FOR THE YEAR ENDED                    --------------------------------    --------------------------------
MAY 31, 2003:                             SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                4,749,722    $   49,465,085           561,878    $    5,776,724
Shares repurchased                        (2,489,945)      (25,629,963)         (960,488)       (9,839,474)
Dividends reinvested                          49,551           516,321             1,067            11,024
Net increase (decrease)                    2,309,328    $   24,351,443          (397,543)   $   (4,051,726)
----------------------------------------------------------------------------------------------------------

                                                   CLASS Y
FOR THE YEAR ENDED                    --------------------------------
MAY 31, 2003:                             SHARES            AMOUNT
----------------------------------------------------------------------
Shares sold                                  806,308    $    8,359,026
Shares repurchased                          (161,586)       (1,688,187)
Dividends reinvested                           7,511            78,489
Net increase                                 652,233    $    6,749,328

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                             CLASS A
                                   -------------------------------------------------------------------------------------------
                                    FOR THE SIX
                                    MONTHS ENDED                                                               FOR THE PERIOD
                                    NOVEMBER 30,                   FOR THE YEARS ENDED MAY 31,                OCTOBER 2, 1998+
                                       2003           ----------------------------------------------------        THROUGH
                                    (UNAUDITED)          2003          2002          2001          2000         MAY 31, 1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $        11.19     $    12.37    $    14.90    $    17.74    $    16.72    $          12.83
Net investment income (loss)                 0.06*          0.12*         0.10*         0.10*         0.12*               0.08*
Net realized and unrealized
  gains (losses) from investment
  and futures activities                     1.11*         (1.20)*       (2.22)*       (2.02)*        1.49*               4.03*
Net increase (decrease)
  from operations                            1.17          (1.08)        (2.12)        (1.92)         1.61                4.11
Dividends from net
  investment income                            --          (0.10)        (0.08)        (0.08)        (0.10)              (0.12)
Distributions from net
  realized gains from
  investment activities                        --             --         (0.33)        (0.84)        (0.49)              (0.10)
Total dividends and distributions
  to shareholders                              --          (0.10)        (0.41)        (0.92)        (0.59)              (0.22)
NET ASSET VALUE,
  END OF PERIOD                    $        12.36     $    11.19    $    12.37    $    14.90    $    17.74    $          16.72
TOTAL INVESTMENT RETURN(1)                  10.46%         (8.70)%      (14.37)%      (11.12)%        9.67%              32.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)                   $      112,940     $   79,638    $   59,485    $   34,036    $   33,409    $         18,920
Expenses to average net
  assets, net of waivers
  and reimbursements
  from advisor                               0.70%**        0.67%         0.60%         0.60%         0.60%               0.60%**
Expenses to average net
  assets, before waivers
  and reimbursements
  from advisor                               0.81%**        0.84%         0.82%         0.75%         0.94%               1.52%**
Net investment income (loss)
  to average net assets, net of
  waivers and reimbursements
  from advisor                               1.09%**        1.14%         0.78%         0.56%         0.69%               0.87%**
Net investment income (loss) to
  average net assets, before
  waivers and reimbursements
  from advisor                               0.98%**        0.97%         0.56%         0.41%         0.35%              (0.06)%**
Portfolio turnover                              6%            10%           12%           32%            5%                 62%
------------------------------------------------------------------------------------------------------------------------------

*   Calculated using the average monthly shares outstanding for the period.
**  Annualized.
#   Actual amount less than $0.005 per share.
+   Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                       CLASS B                                         CLASS C
                                   --------------    ---------------------------------------------------------------------------
                                   FOR THE PERIOD       FOR THE                                                        FOR THE
                                     NOVEMBER 7,         SIX                                                            PERIOD
                                       2003+            MONTHS                                                        OCTOBER 7,
                                      THROUGH            ENDED                                                          1998+
                                    NOVEMBER 30,      NOVEMBER 30,             FOR THE YEARS ENDED MAY 31,             THROUGH
                                        2003              2003        ---------------------------------------------    MAY 31,
                                     (UNAUDITED)      (UNAUDITED)        2003        2002        2001        2000       1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $        12.12    $       11.06    $   12.21   $   14.74   $   17.61   $   16.64   $    12.80
Net investment income (loss)                 0.01*            0.02*        0.04*       0.00*#     (0.03)*     (0.01)*       0.02*
Net realized and unrealized
  gains (losses) from investment
  and futures activities                     0.05*            1.10*       (1.19)*     (2.20)*     (2.00)*      1.49*        4.02*
Net increase (decrease)
  from operations                            0.06             1.12        (1.15)      (2.20)      (2.03)       1.48         4.04
Dividends from net
  investment income                            --               --        (0.00)#        --          --       (0.02)       (0.10)
Distributions from net
  realized gains from
  investment activities                        --               --           --       (0.33)      (0.84)      (0.49)       (0.10)
Total dividends and distributions
  to shareholders                              --               --        (0.00)#     (0.33)      (0.84)      (0.51)       (0.20)
NET ASSET VALUE,
  END OF PERIOD                    $        12.18    $       12.18    $   11.06   $   12.21   $   14.74   $   17.61   $    16.64
TOTAL INVESTMENT RETURN(1)                   0.49%           10.13%       (9.39)%    (15.04)%    (11.81)%      8.89%       31.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)                   $        9,384    $      35,666    $  31,277   $  39,381   $  42,544   $  42,478   $   23,813
Expenses to average net
  assets, net of waivers
  and reimbursements
  from advisor                               1.10%**          1.45%**      1.42%       1.35%       1.35%       1.35%        1.35%**
Expenses to average net
  assets, before waivers
  and reimbursements
  from advisor                               1.20%**          1.55%**      1.63%       1.60%       1.54%       1.70%        2.24%**
Net investment income (loss)
  to average net assets, net of
  waivers and reimbursements
  from advisor                               0.89%**          0.33%**      0.39%       0.02%      (0.17)%     (0.06)%       0.17%**
Net investment income (loss) to
  average net assets, before
  waivers and reimbursements
  from advisor                               0.79%**          0.23%**      0.18%      (0.23)%     (0.36)%     (0.41)%      (0.73)%**
Portfolio turnover                              6%               6%          10%         12%         32%          5%          62%
--------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                CLASS C-2
                                                        ------------------------
                                                             FOR THE PERIOD
                                                            NOVEMBER 7, 2003+
                                                                 THROUGH
                                                            NOVEMBER 30, 2003
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                           $  12.12
Net investment income                                               0.01*
Net realized and unrealized gains (losses) from
  investment and futures activities                                 0.05*
Net increase (decrease) from operations                             0.06
Dividends from net investment income                                  --
Distributions from net realized gains from
  investment activities                                               --
Total dividends and distributions to shareholders                     --
NET ASSET VALUE, END OF PERIOD                                  $  12.18
TOTAL INVESTMENT RETURN(1)                                          0.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                               $  7,069
Expenses to average net assets, net of waivers
  and reimbursements from advisor                                   1.10%**
Expenses to average net assets, before waivers
  and reimbursements from advisor                                   1.20%**
Net investment income to average net assets, net of
  waivers and reimbursements from advisor                           0.89%**
Net investment income to average net assets, before
  waivers and reimbursements from advisor                           0.79%**
Portfolio turnover                                                     6%

*   Calculated using the average monthly shares outstanding for the period.
**  Annualized.
+   Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                                                   CLASS Y
                                            --------------------------------------------------------------------------------------
                                               FOR THE SIX
                                              MONTHS ENDED                         FOR THE YEARS ENDED MAY 31,
                                            NOVEMBER 30, 2003   ------------------------------------------------------------------
                                               (UNAUDITED)        2003           2002          2001          2000           1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $  11.24        $  12.41       $  14.94      $  17.76      $  16.74       $  14.12
Net investment income                               0.08*           0.14*          0.14*         0.13*         0.17*          0.16*
Net realized and unrealized gains
  (losses) from investment and futures
  activities                                        1.11*          (1.19)*        (2.24)*       (2.01)*        1.47*          2.68*
Net increase (decrease) from operations             1.19           (1.05)         (2.10)        (1.88)         1.64           2.84
Dividends from net investment income                  --           (0.12)         (0.10)        (0.10)        (0.13)         (0.12)
Distributions from net realized gains
  from investment activities                          --              --          (0.33)        (0.84)        (0.49)         (0.10)
Total dividends and distributions to
  shareholders                                        --           (0.12)         (0.43)        (0.94)        (0.62)         (0.22)
NET ASSET VALUE, END OF PERIOD                  $  12.43        $  11.24       $  12.41      $  14.94      $  17.76       $  16.74
TOTAL INVESTMENT RETURN(1)                         10.59%          (8.42)%       (14.23)%      (10.86)%        9.86%         20.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $ 23,308        $ 12,324       $  5,517      $  8,162      $ 20,112       $  6,480
Expenses to average net assets, net of
  waivers and reimbursements from advisor           0.45%**         0.42%          0.35%         0.35%         0.35%          0.35%
Expenses to average net assets, before
  waivers and reimbursements from advisor           0.47%**         0.58%          0.64%         0.56%         0.69%          1.29%
Net investment income to average net
  assets, net of waivers and
  reimbursements from advisor                       1.35%**         1.39%          1.01%         0.78%         0.92%          1.12%
Net investment income to average net
  assets, before waivers and
  reimbursements from advisor                       1.33%**         1.23%          0.72%         0.57%         0.58%          0.18%
Portfolio turnover                                     6%             10%            12%           32%            5%            62%

UBS S&P 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

TRUSTEES

Brian M. Storms                         Richard R. Burt
CHAIRMAN
                                        Meyer Feldberg
Margo N. Alexander
                                        Carl W. Schafer
Richard Q. Armstrong
                                        William D. White
David J. Beaubien


PRINCIPAL OFFICERS

Joseph A. Varnas                        Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman                         W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]

                                                                    Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
UBS GLOBAL ASSET MANAGEMENT (US) INC.                               Permit 700
51 West 52nd Street
New York, New York 10019

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

       Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

   (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  February 6, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  February 6, 2004
       ----------------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  February 6, 2004
       ----------------